Note 5 - Investment Securities Available for Sale (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities of Debt Securities [Abstract]0
Within one year	$ 1,377	$ 175
Within one year	1,382	176
Due from one year to five years	12,667	17,600
Due from one year to five years	12,691	17,603
Due from five years to ten years	18,399	21,737
Due from five years to ten years	18,293	22,143
Due after ten years	11,173	13,050
Due after ten years	11,102	13,403
Total	73,230	52,562	61,179
Total		$ 53,325